           AIM GLOBAL AGGRESSIVE GROWTH FUND - CLASS A, B AND C SHARES

                        Supplement dated October 3, 2005
                    to the Prospectus dated February 28, 2005
                          as supplemented July 1, 2005

This supplement supersedes and replaces in its entirety the supplement dated July 1, 2005.

Effective November 1, 2005, the Boards of Trustees of AIM Funds Group, AIM Growth Series, AIM International Mutual Funds, AIM Investment Funds and AIM Investment Securities Funds have approved aligning the front-end sales charge paid on purchases of Class A shares of AIM Balanced Fund, AIM Basic Balanced Fund, AIM Developing Markets Fund, AIM Global Aggressive Growth Fund, AIM Global Equity Fund, AIM Global Growth Fund, AIM Global Health Care Fund and AIM Real Estate Fund (collectively, the "Category II Equity Funds") with the front-end sales charge paid on purchases of the Class A shares of AIM's Category I equity funds.

Shareholders of Category II Equity Funds who have a Letter of Intent in place as of November 1, 2005, will be able to complete the Letter of Intent under the current pricing schedule and future Letters of Intent or subsequent purchases will be subject to the Category I pricing.

Effective October 1, 2005, the following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" and "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
------------------------------------------------------------------------------------------------------------

(fees paid directly from
your investment)                                                   CLASS A      CLASS B          CLASS C

------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                                  4.75%(1)     None             None

Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase
price or redemption proceeds, whichever
is less)                                                             None(2,3)    5.00%            1.00%

Redemption/Exchange Fee (as a
percentage of amount
redeemed/exchanged)                                                  2.00%(4)     2.00%(4)         2.00%(4)
------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(5)
------------------------------------------------------------------------------------------------------------

(expenses that are deducted
from fund assets)                                           CLASS A       CLASS B      CLASS C

------------------------------------------------------------------------------------------------------------
Management Fees                                                 0.90%        0.90%         0.90%
Distribution and/or Service (12b-1) Fees(6)                     0.25         1.00          1.00
Other Expenses(7)                                               0.68         0.68          0.68
Total Annual Fund Operating Expenses                            1.83         2.58          2.58
Fee Waiver(8)                                                   0.12         0.12          0.12
Net Annual Fund Operating Expenses(9)                           1.71         2.46          2.46
------------------------------------------------------------------------------------------------------------

(1) Effective November 1, 2005, the maximum sales charge (load) imposed on purchases (as a percentage of offering price) of Class A shares will be 5.50%.

(2) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(3) If you are a retirement plan participant and you buy $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) You may be charged a 2.00% fee on redemptions or exchanges of Class A, Class B and Class C shares held 30 days or less. See "Shareholder Information--Redeeming Shares--Redemption Fee" for more information.

(5) There is no guarantee that actual expenses will be the same as those shown in the table.

(6) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(7) Effective October 1, 2005, the Board of Trustees approved an amendment to the transfer agency agreement. Other Expenses have been restated to reflect the changes in fees under the new agreement.

(8) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management--Advisor Compensation" following.)

(9) At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing issues. Net Annual Fund Operating Expenses restated for the items in Note 6, Note 7 and Note 8 above and net of this arrangement were 1.70%, 2.45% and 2.45% for Class A, Class B and Class C shares, respectively, for the year ended October 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

     As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                              1 YEAR      3 YEARS      5 YEARS      10 YEARS
               -------------------------------------------------------------

               Class A       $    641     $    988     $  1,359     $  2,468
               Class B            749        1,067        1,511        2,680
               Class C            349          767        1,311        2,864
               -------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                              1 YEAR      3 YEARS      5 YEARS      10 YEARS
               -------------------------------------------------------------

               Class A       $    641     $    988     $  1,359     $  2,468
               Class B            249          767        1,311        2,680
               Class C            249          767        1,311        2,864
               -------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A
ANNUAL
EXPENSE
RATIO 1.71%      YEAR 1        YEAR 2        YEAR 3        YEAR 4        YEAR 5        YEAR 6        YEAR 7        YEAR 8
----------------------------------------------------------------------------------------------------------------------------

Cumulative
Return Before
Expenses             5.00%        10.25%        15.76%        21.55%        27.63%        34.01%        40.71%        47.75%
Cumulative
Return After
Expenses             3.29%         6.69%        10.20%        13.82%        17.57%        21.44%        25.43%        29.56%
Balance After
Expenses       $10,329.00    $10,668.82    $11,019.83    $11,382.38    $11,756.86    $12,143.66    $12,543.19    $12,955.86
Annual
Expenses       $   173.81    $   179.53    $   185.44    $   191.54    $   197.84    $   204.35    $   211.07    $   218.02

----------------------------------------------------------------------------------------------------------------------------

CLASS A
ANNUAL
EXPENSE
RATIO 1.71%      YEAR 9        YEAR 10
----------------------------------------

Cumulative
Return Before
Expenses            55.13%        62.89%
Cumulative
Return After
Expenses            33.82%        38.22%
Balance After
Expenses       $13,382.11    $13,822.38
Annual
Expenses       $   225.19    $   232.60

----------------------------------------

CLASS B
ANNUAL
EXPENSE
RATIO 2.46%      YEAR 1        YEAR 2        YEAR 3        YEAR 4        YEAR 5        YEAR 6        YEAR 7        YEAR 8
----------------------------------------------------------------------------------------------------------------------------

Cumulative
Return Before
Expenses             5.00%        10.25%        15.76%        21.55%        27.63%        34.01%        40.71%        47.75%
Cumulative
Return After
Expenses             2.54%         5.14%         7.82%        10.55%        13.36%        16.24%        19.19%        22.22%
Balance After
Expenses       $10,254.00    $10,514.45    $10,781.52    $11,055.37    $11,336.18    $11,624.11    $11,919.37    $12,222.12
Annual
Expenses       $   249.12    $   255.45    $   261.94    $   268.59    $   275.42    $   282.41    $   289.58    $   296.94

----------------------------------------------------------------------------------------------------------------------------

CLASS B
ANNUAL
EXPENSE
RATIO 2.46%      YEAR 9       YEAR 10
----------------------------------------

Cumulative
Return Before
Expenses            55.13%        62.89%
Cumulative
Return After
Expenses            26.24%        30.40%
Balance After
Expenses       $12,624.23    $13,039.56
Annual
Expenses       $   212.44    $   219.43

----------------------------------------

CLASS C
ANNUAL
EXPENSE
RATIO 2.46%      YEAR 1        YEAR 2        YEAR 3        YEAR 4        YEAR 5        YEAR 6        YEAR 7        YEAR 8
----------------------------------------------------------------------------------------------------------------------------

Cumulative
Return Before
Expenses             5.00%        10.25%        15.76%        21.55%        27.63%        34.01%        40.71%        47.75%
Cumulative
Return After
Expenses             2.54%         5.14%         7.82%        10.55%        13.36%        16.24%        19.19%        22.22%
Balance After
Expenses       $10,254.00    $10,514.45    $10,781.52    $11,055.37    $11,336.18    $11,624.11    $11,919.37    $12,222.12
Annual
Expenses       $   249.12    $   255.45    $   261.94    $   268.59    $   275.42    $   282.41    $   289.58    $   296.94

----------------------------------------------------------------------------------------------------------------------------

CLASS C
ANNUAL
EXPENSE
RATIO 2.46%      YEAR 9       YEAR 10
----------------------------------------

Cumulative
Return Before
Expenses            55.13%        62.89%
Cumulative
Return After
Expenses            25.33%        28.51%
Balance After
Expenses       $12,532.56    $12,850.89
Annual
Expenses       $   304.48    $   312.22

----------------------------------------

Effective November 1, 2005, the following information replaces in its entirety the information appearing under the heading "OTHER INFORMATION - SALES CHARGES" in the prospectus:

     "Purchases of Class A shares of AIM Global Aggressive Growth Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information
     - Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section."

The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

     "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

     "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

     "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

                AIM GLOBAL GROWTH FUND - CLASS A, B AND C SHARES

                        Supplement dated October 3, 2005
                    to the Prospectus dated February 28, 2005
                          as supplemented July 1, 2005

This supplement supersedes and replaces in its entirety the supplement dated July 1, 2005.

Effective November 1, 2005, the Boards of Trustees of AIM Funds Group, AIM Growth Series, AIM International Mutual Funds, AIM Investment Funds and AIM Investment Securities Funds have approved aligning the front-end sales charge paid on purchases of Class A shares of AIM Balanced Fund, AIM Basic Balanced Fund, AIM Developing Markets Fund, AIM Global Aggressive Growth Fund, AIM Global Equity Fund, AIM Global Growth Fund, AIM Global Health Care Fund and AIM Real Estate Fund (collectively, the "Category II Equity Funds") with the front-end sales charge paid on purchases of the Class A shares of AIM's Category I equity funds.

Shareholders of Category II Equity Funds who have a Letter of Intent in place as of November 1, 2005, will be able to complete the Letter of Intent under the current pricing schedule and future Letters of Intent or subsequent purchases will be subject to the Category I pricing.

Effective October 1, 2005, the following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" and "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" in the prospectus:

     "FEE TABLE

     This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES

------------------------------------------------------------------------------------------------------

(fees paid directly from                              CLASS A              CLASS B          CLASS C
your investment)

------------------------------------------------------------------------------------------------------

Maximum Sales Charge (Load) Imposed on                4.75%(1)             None               None
Purchases (as a percentage of offering price)

Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or
redemption proceeds, whichever is less)               None(2,3)            5.00%              1.00%

Redemption/Exchange Fee (as a percentage of           2.00%(4)             2.00%(4)           2.00%(4)
amount redeemed/exchanged)
------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(5)

------------------------------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                     CLASS A           CLASS B            CLASS C

------------------------------------------------------------------------------------------------------

Management Fees                                        0.85%              0.85%             0.85%
Distribution and/or Service (12b-1) Fees(6)            0.25               1.00              1.00
Other Expenses(7)                                      0.67               0.67              0.67
Total Annual Fund Operating Expenses                   1.77               2.52              2.52
Fee Waiver(8)                                          0.06               0.06              0.06
Net Annual Fund Operating Expenses(9)                  1.71               2.46              2.46
------------------------------------------------------------------------------------------------------

(1) Effective November 1, 2005, the maximum sales charge (load) imposed on purchases (as a percentage of offering price) of Class A shares will be 5.50%.

(2) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(3) If you are a retirement plan participant and you buy $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) You may be charged a 2.00% fee on redemptions or exchanges of Class A, Class B and Class C shares held 30 days or less. See "Shareholder Information--Redeeming Shares--Redemption Fee" for more information.

(5) There is no guarantee that actual expenses will be the same as those shown in the table.

(6) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(7) Effective October 1, 2005, the Board of Trustees approved an amendment to the transfer agency agreement. Other Expenses have been restated to reflect the changes in fees under the new agreement.

(8) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management--Advisor Compensation" following).

(9) At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters. Net Annual Fund Operating Expenses restated for the items in Note 6, Note 7 and Note 8 above and net of this arrangement were 1.70%, 2.45% and 2.45% for Class A, Class B and Class C shares, respectively, for the year ended October 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

     As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                              1 YEAR      3 YEARS      5 YEARS      10 YEARS
               -------------------------------------------------------------

               Class A       $    641     $    988     $  1,359     $  2,433
               Class B            749        1,067        1,511        2,646
               Class C            349          767        1,311        2,830
               -------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                              1 YEAR      3 YEARS      5 YEARS      10 YEARS
               -------------------------------------------------------------
               Class A       $    641     $    988     $  1,359     $  2,433
               Class B            249          767        1,311        2,646
               Class C            249          767        1,311        2,830
               -------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A
ANNUAL
EXPENSE
RATIO 1.71%      YEAR 1        YEAR 2        YEAR 3        YEAR 4        YEAR 5        YEAR 6        YEAR 7        YEAR 8
----------------------------------------------------------------------------------------------------------------------------

Cumulative
Return Before
Expenses             5.00%        10.25%        15.76%        21.55%        27.63%        34.01%        40.71%        47.75%
Cumulative
Return After
Expenses             3.29%         6.69%        10.20%        13.82%        17.57%        21.44%        25.43%        29.56%
Balance After
Expenses       $10,329.00    $10,668.82    $11,019.83    $11,382.38    $11,756.86    $12,143.66    $12,543.19    $12,955.86
Annual
Expenses       $   173.81    $   179.53    $   185.44    $   191.54    $   197.84    $   204.35    $   211.07    $   218.02

----------------------------------------------------------------------------------------------------------------------------

CLASS A
ANNUAL
EXPENSE
RATIO 1.71%      YEAR 9       YEAR 10
----------------------------------------

Cumulative
Return Before
Expenses            55.13%        62.89%
Cumulative
Return After
Expenses            33.82%        38.22%
Balance After
Expenses       $13,382.11    $13,822.38
Annual
Expenses       $   225.19    $   232.60

----------------------------------------

CLASS B
ANNUAL
EXPENSE
RATIO 2.46%      YEAR 1        YEAR 2        YEAR 3        YEAR 4        YEAR 5        YEAR 6        YEAR 7        YEAR 8
----------------------------------------------------------------------------------------------------------------------------

Cumulative
Return Before
Expenses             5.00%        10.25%        15.76%        21.55%        27.63%        34.01%        40.71%        47.75%
Cumulative
Return After
Expenses             2.54%         5.14%         7.82%        10.55%        13.36%        16.24%        19.19%        22.22%
Balance After
Expenses       $10,254.00    $10,514.45    $10,781.52    $11,055.37    $11,336.18    $11,624.11    $11,919.37    $12,222.12
Annual
Expenses       $   249.12    $   255.45    $   261.94    $   268.59    $   275.42    $   282.41    $   289.58    $   296.94

----------------------------------------------------------------------------------------------------------------------------

CLASS B
ANNUAL
EXPENSE
RATIO 2.46%      YEAR 9       YEAR 10
----------------------------------------

Cumulative
Return Before
Expenses            55.13%        62.89%
Cumulative
Return After
Expenses            26.24%        30.40%
Balance After
Expenses       $12,624.23    $13,039.56
Annual
Expenses       $   212.44    $   219.43

----------------------------------------

CLASS C
ANNUAL
EXPENSE
RATIO 2.46%      YEAR 1        YEAR 2        YEAR 3        YEAR 4        YEAR 5        YEAR 6        YEAR 7        YEAR 8
----------------------------------------------------------------------------------------------------------------------------

Cumulative
Return Before
Expenses             5.00%        10.25%        15.76%        21.55%        27.63%        34.01%        40.71%        47.75%
Cumulative
Return After
Expenses             2.54%         5.14%         7.82%        10.55%        13.36%        16.24%        19.19%        22.22%
Balance After
Expenses       $10,254.00    $10,514.45    $10,781.52    $11,055.37    $11,336.18    $11,624.11    $11,919.37    $12,222.12
Annual
Expenses       $   249.12    $   255.45    $   261.94    $   268.59    $   275.42    $   282.41    $   289.58    $   296.94

----------------------------------------------------------------------------------------------------------------------------

CLASS C
ANNUAL
EXPENSE
RATIO 2.46%      YEAR 9       YEAR 10
----------------------------------------

Cumulative
Return Before
Expenses            55.13%        62.89%
Cumulative
Return After
Expenses            25.33%        28.51%
Balance After
Expenses       $12,532.56    $12,850.89
Annual
Expenses       $   304.48    $   312.22

----------------------------------------

Effective November 1, 2005, the following information replaces in its entirety the information appearing under the heading "OTHER INFORMATION - SALES CHARGES" in the prospectus:

     "Purchases of Class A shares of AIM Global Growth Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information - Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section."

The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

     "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

     "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

     "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."



                                       4